Significant Accounting Policies - Additional Information (Table) (Details)	12 Months Ended
Dec. 31, 2013
Tradenames
Estimated useful life (in years)	10 years
Software
Estimated useful life (in years)	10 years
Fair value of above market acquired time charters/ drilling contracts
Amortization period	Over remaining contract term
Fair value of below market acquired time charters/ drilling contracts
Amortization period	Over remaining contract term